REVENUE FROM TIME CHARTERS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
REVENUE FROM TIME CHARTERS

11.         REVENUE FROM TIME CHARTERS

The future minimum revenues, before inclusion of profit-sharing revenue, if any, expected to be received on irrevocable time charters for which revenues can be reasonably estimated and the related revenue days (revenue days represent calendar days, less five days annually, not including offhire for drydock) that the vessels are available for employment, and not including charterers’ renewal options, as of December 31, 2018 are $6,736,200 for the year ending December 31, 2019.